Other Operating Results, Net (Tables)	12 Months Ended
Jun. 30, 2019
Other operating results net [abstract]
Schedule of other operating results
	06.30.19	06.30.18	06.30.17
Interest generated by operating credits	165,063	60,945	115,673
Canon	26,353	23,096	19,875
Management fees	13,106	7,310	8,289
Expenses for sale of investment properties	-	(1,375)	(5,722)
Loss resulting from disposals of property plant and equipment	(1,147)	136,942	-
Others	(25,380)	(6,228)	(17,859)
Lawsuits (Note 18) (*)	(47,242)	(44,254)	(31,897)
Donations	(90,149)	(47,934)	(112,472)
Loos for impaired trading properties	(32,048)	-	-
Loss from sale of subsidiaries, associates and joint ventures (Note 8)	(120,127)	-	-
Impaired goodwill (Note 12)	(129,016)	-	-
Total other operating results, net	(240,587)	128,502	(24,113)

(*) Includes direct charge to income for Ps. 1,624